Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Consolidated
	31 December 2025	30 June 2025
	$	$
Current liabilities
Trade payables	540,656	182,632
Accruals	21,688	100,138
Wages Payable	3,810	1,070
PAYG Withholding Payable	23,112	155,284
Superannuation Payable	18,479	23,039
Insurance Funding	-	109,931
	607,745	572,094